Assets classified as held for sale (Details) - EUR (€) € in Thousands			12 Months Ended
	Sep. 08, 2023	Sep. 07, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Assets and Liabilities Classified as Held For Sale [Line Items]
Proceeds from assets classified as held for sale			€ 0	€ 3,358	€ 0
Non-current assets held for sale | BliNK Biomedical SAS
Disclosure of Assets and Liabilities Classified as Held For Sale [Line Items]
Proceeds from assets classified as held for sale	€ 2,400
Profit from disposal of assets (liabilities) classified as held for sale	€ 200
Earn-out, net revenue per security, percentage	0.00649%
Earn-out, period	7 years
BliNK Biomedical SAS
Disclosure of Assets and Liabilities Classified as Held For Sale [Line Items]
Proportion of ownership interest in associate		48.90%